Notes Payable	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 5: NOTES PAYABLE

On June 20, 2024, the Company executed a convertible note payable agreement for $450,000. The convertible note matures on June 20, 2026 and carries an interest rate of 9.75% per annum. The principal and prior accrued interest of the note were convertible into shares of the Company’s common stock at $2.00 per share. On October 7, 2024, $50,000 of the note payable was assigned to an unrelated holder. On October 31, 2024, the Company amended the agreement with the holder of the $50,000 note to change its maturity to the earlier of the Company listing on a national stock exchange or March 31, 2025 and eliminated the conversion feature of the note. On October 17, 2024, the Company amended the agreement with the holder of the $400,000 note, which eliminated the conversion feature and advanced the maturity date of the loan to November 5, 2025. Interest on the notes is paid quarterly or accrues and is to be repaid at maturity along with principal, as specifically described in the notes. The Company accounted for the amendment as an extinguishment of debt and recorded a loss of $8,100 on the consolidated statements of operations as of October 31, 2024. The loan incurred interest expense of $9,750, which was accrued on the condensed consolidated balance sheet as of January 31, 2025 within the Accounts payable and accrued expenses line item. On April 25, 2025, the Company executed an extension of the maturity date of the $50,000 portion of the note payable until the earlier of the date the Company is able to achieve a listing on a national stock exchange or June 30, 2025.

On July 31, 2024, the Company executed a convertible note payable agreement for $250,000. The convertible note matures on April 30, 2025 and carries an interest rate of 13% per annum. The principal and prior accrued interest of the note was convertible into shares of the Company’s common stock at a price per share equal to a 30% discount per share of the final per-share price of a planned public offering. Subsequent to the issuance of the convertible note the Company amended the agreement with the holder which eliminated the conversion feature, changed the interest rate to 9.75% per annum, increased the principal of the note to $500,000, and extended the maturity date of the loan to November 5, 2025. Interest on the note either is paid quarterly or accrues and is paid at maturity along with principal, as specifically described in the note. The Company accounted for the amendment as an extinguishment of debt and recorded a loss of $15,750 on the consolidated statements of operations as of October 31, 2024. The loan incurred interest expense of $12,188, which was accrued on the condensed consolidated balance sheet as of January 31, 2025 within the Accounts payable and accrued expenses line item.

On July 31, 2024, the Company executed a convertible note payable agreement for $250,000. The convertible note matures on May 1, 2025 and carries an interest rate of 13% per annum. The principal and prior accrued interest of the note was convertible into shares of the Company’s common stock at $2.00 per share. Subsequent to the issuance of the convertible note the Company amended the agreement with the holder which eliminated the conversion feature, changed the interest rate to 9.75% per annum, and extended the maturity date of the loan to November 5, 2025. Interest on the note either accrues or is paid quarterly or at maturity along with principal, as specifically described in the note. The Company accounted for the amendment as an extinguishment of debt and recorded a loss of $4,500 on the consolidated statements of operations as of October 31, 2024. The loan incurred interest expense of $6,094, which was accrued on the condensed consolidated balance sheet as of January 31, 2025 within the Accounts payable and accrued expenses line item.

On March 12, 2024, the Company executed a note payable agreement for $150,000. The note matures on March 12, 2025 and carries an interest rate of 12% per annum. Interest on the note accrues and is paid at maturity along with principal, as specifically described in the note. The loan incurred interest expense of $4,500, which was accrued on the condensed consolidated balance sheet as of January 31, 2025 within the Accounts payable and accrued expenses line item. On April 25, 2025, the Company executed an extension of the maturity date until the earlier of the date the Company is able to achieve a listing on a national stock exchange or June 30, 2025.

On January 9, 2025, the Company executed a note payable agreement for $50,000. The note matures on January 9, 2027 and carries and interest rate of 9.75% per annum. Interest on the note accrues and is paid at maturity along with principal, as specifically described in the note. The loan incurred interest expense of $1,219, which was accrued on the condensed consolidated balance sheet as of January 31, 2025 within the Accounts payable and accrued expenses line item.

	January 31, 2025	October 31, 2024
Notes payable, current	$1,350,000	$200,000
Notes payable, less current portion	50,000	1,150,000
Total notes payable	$1,400,000	$1,350,000

The aggregate maturity on the notes payable as of January 31, 2025, are as follows:

2025	$1,350,000
2026	—
2027	50,000
1,400,000
Less current portion	(1,350,000)
Notes payable, non-current portion	$50,000

NOTE 5: NOTES PAYABLE

On June 20, 2024, the Company executed a convertible note payable agreement for $450,000. The convertible note matures on June 20, 2026 and carries an interest rate of 9.75% per annum. The principal and prior accrued interest of the note were convertible into shares of the Company’s common stock at $2.00 per share. On October 7, 2024, $50,000 of the note payable was assigned to an unrelated holder. On October 31, 2024, the Company amended the agreement with the holder of the $50,000 note to change its maturity to the earlier of the Company listing on a national stock exchange or March 31, 2025 and eliminated the conversion feature of the note. On October 17, 2024, the Company amended the agreement with the holder of the $400,000 note, which eliminated the conversion feature and advanced the maturity date of the loan to November 5, 2025. Interest on the notes either accrues or is paid quarterly or at maturity along with principal, as specifically described in the notes. The Company accounted for the amendment as an extinguishment of debt and recorded a loss of $8,100 on the consolidated statements of operations. The loan incurred interest expense of $16,250, which was accrued on the balance sheet.

On July 31, 2024, the Company executed a convertible note payable agreement for $250,000. The convertible note matures on April 30, 2025 and carries an interest rate of 13% per annum. The principal and prior accrued interest of the note was convertible into shares of the Company’s common stock at a price per share equal to a 30% discount per share of the final per-share price of a planned public offering. Subsequent to the issuance of the convertible note the Company amended the agreement with the holder which eliminated the conversion feature, changed the interest rate to 9.75% per annum, increased the principal of the note to $500,000, and extended the maturity date of the loan to November 5, 2025. Interest on the note either accrues or is paid quarterly or at maturity along with principal, as specifically described in the note. The Company accounted for the amendment as an extinguishment of debt and recorded a loss of $15,750 on the consolidated statements of operations. The loan incurred interest expense of $7,786, which was accrued on the balance sheet.

On July 31, 2024, the Company executed a convertible note payable agreement for $250,000. The convertible note matures on May 1, 2025 and carries an interest rate of 13% per annum. The principal and prior accrued interest of the note was convertible into shares of the Company’s common stock at $2.00 per share. Subsequent to the issuance of the convertible note the Company amended the agreement with the holder which eliminated the conversion feature, changed the interest rate to 9.75% per annum, and extended the maturity date of the loan to November 5, 2025. Interest on the note either accrues or is paid quarterly or at maturity along with principal, as specifically described in the note. The Company accounted for the amendment as an extinguishment of debt and recorded a loss of $4,500 on the consolidated statements of operations. The loan incurred interest expense of $7,786, which was accrued on the balance sheet.

On March 12, 2024, the Company executed a note payable agreement for $150,000. The note matures on March 12, 2025 and carries an interest rate of 12% per annum. Interest on the note accrues and is paid at maturity along with principal, as specifically described in the note. The loan incurred interest expense of $10,500, which was accrued on the balance sheet.

On March 18, 2024, the Company executed a convertible note payable agreement for $50,000. The convertible note matures on March 18, 2026 and carries an interest rate of 9.75% per annum. The principal and prior accrued interest of the note was convertible into shares of the Company’s common stock at $2.00 per share. On October 31, 2024, the Company amended the agreement with the holder of the note to change its maturity to the earlier of the date that the Company lists its securities on a national stock exchange or March 31, 2025 and eliminated the conversion feature of the note. Interest on the note accrues and is paid at maturity along with principal, as specifically described in the note. The loan incurred interest expense of $4,875, which was accrued on the balance sheet.

	October 31, 2024	October 31, 2023
Notes payable	$250,000	$—
Notes payable, less current portion	1,150,000	—
Total related party loans payable	$1,400,000	$—

The aggregate maturity on the notes payable as of October 31, 2024, are as follows:

2025	$250,000
2026	1,150,000
2027	—
2028	—
2029	—
1,400,000
Less current portion	(250,000)
Notes payable – shareholders non-current portion	$1,150,000